Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 33. Subsequent events
The Company assessed events subsequent to December 31, 2024, to determine the need of a potential recognition or disclosure in these consolidated financial statements. The Company assessed such events through April 9, 2025, date in which these financial statements were made available for issue.
- On January 2, 2025, Vista Argentina signed a loan agreement with Banco de la Nacion Argentina in ARS for an amount equivalent of 43,584, at an annual interest rate of 32.88%, with expiration date as of March 31, 2025.

The loan was settled upon maturity for a total amount of principal and interest of
45,241
.
- On January 6, 2025, Vista Argentina paid interest for an amount of 114 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
- On January 6 and March 18, 2025, under the VMOS agreement, Vista Argentina made payments to VMOS S.A. for

16,690
and 11,960, respectively

(Note 1.2.3.2).
- On January 8, 2025, Vista Argentina paid principal and interest for a total amount of 144 corresponding to loan agreement signed with Banco Patagonia S.A.
- On January 8, 2025, Vista Argentina paid interest for a total amount of 402 corresponding to ON XXV.
- On January 8, 2025, under
the
VMOC
 agreement
, Vista Argentina made payments to YPF for 16,741 net of taxes (Note 1.2.3.1).
- On January 13, 2025, Vista Argentina paid interest for a total amount of 911 corresponding to loan agreement signed with ConocoPhillips Company.
- On January 13, 2025, Vista Argentina signed loans agreements with Banco de Galicia y Buenos Aires S.A.U. for a total amount of 66,000; at an annual interest rate between 1.50%, and 1.90%, and expiration date between February 18, 2025, and April 21, 2025. Likewise, on February 8, 2025, Vista Argentina paid a total amount of principal and interest of 18,027, related to the mentioned agreements.
- On January 20, 2025, Vista Argentina paid interest for an amount of 73 corresponding to loan agreement signed with Banco Santander International in January 2021.
- On January 20, 2025, Vista Argentina paid principal and interest corresponding to ON XV for an amount of 13,567.

Likewise, on April 8, 2025, Vista Argentina paid interest corresponding to
ON XXV for
an amount of
393
.
- On January 24, 2025, Vista Argentina signed a loan agreement with Banco de la Nacion Argentina for an amount of 30,000; at an annual interest rate of 2.00%, and an expiration date on July 23, 2025.
- On January 24, 2025, Vista Argentina signed a loan agreement with Banco de la Provincia de Buenos Aires for an amount of 20,000 at an annual interest rate of 1.90% and an expiration date on May 29, 2025.
- On January 27, 2025, Vista Argentina signed a loan agreement with Banco Citibank N.A. for an amount of 25,000 at an annual interest rate of 5.00% and an expiration date on April 26, 2026.
- On January 27, 2025, Vista Argentina signed a loan agreement with Banco ICBC for an amount of 20,000 at an annual interest rate of 1.75% and an expiration date on March 28, 2025.

The loan was settled upon maturity for a total amount of principal and interest of 20,058.
- On January 28, 2025, Vista Argentina paid interest corresponding to a loan agreement with Banco Citibank N.A. for an amount of 71.
- On January 29, 2025, Vista Argentina signed a loan agreement with Banco de la Provincia de Buenos Aires for an amount of 20,000 at an annual interest rate of 1.90% and an expiration date on May 29, 2025.
- On February 11, 2025, Vista Argentina paid interest corresponding to ON XXI for an amount of 175.

- On February 18, 2025, Vista Argentina signed a loan agreement with Banco Ciudad de Buenos Aires for an amount of 18,000 at an annual interest rate of 2.50% and an expiration date on June 18, 2025.
- On February 27, 2025, Vista Argentina paid principal and interest corresponding to ON XII for an amount of 7,900.
- On February 2
8
, 2025, related to agreement mentioned in
N
ote 3.2.7, Vista Argentina received 5,700 proceed from Aconcagua.
- On March 3,5 and 6, 2025, Vista Argentina paid interest corresponding to ON XIX, XX and XXIII, for a total amount of 2,500.
- On March 7, 2025, Vista Argentina issued ON XXVIII, related to
Programa de Notas
(Note 18.1), for an amount of 92,400, at an annual interest rate of 7.50%, with expiration date as of
March 7, 2030
.
- On April 1, 2025, Vista Argentina signed loan agreements with Banco de Galicia y Buenos Aires S.A.U. for amounts of 37,244 and 27,032, at an annual interest rate of 37.50% and 38.50% and an expiration date on April 30, 2025 and May 30, 2025, respectively.
- On April 4, 2025, Vista Argentina paid interest for an amount of 107 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
- On April 7, 2025, Vista Argentina signed a loan agreement with Banco Ciudad de Buenos Aires for an amount of 27,000 at an annual interest rate of 3.00% and an expiration date on September 2, 2025.
There are no other events or transactions between the closing date and the date of issuance of these consolidated financial statements, April 9, 2025, that could significantly affect the Company’s financial position or profit or loss.